ADVANCES FROM RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
ADVANCES FROM RELATED PARTIES

NOTE 3 – ADVANCES FROM RELATED PARTIES

During the year ended December 31, 2021, shareholders of the Company, and a company whose principal stockholder is also a stockholder of the Company, advanced the Company $14, all of which remained outstanding at December 31, 2021. The advances accrue no interest, are unsecured and are due on demand. As of December 31, 2021, $14 was owed on the advances. During the year ended December 31, 2022, the Company repaid $10 of the advances, and as of December 31, 2023 and September 17, 2024, a total of $4 was outstanding.

During the three months ended September 30, 2024, the officers agreed to automatically convert the principal into shares of the Company’s common stock upon the closing of the IPO transaction. Upon the closing of the IPO, all of the principal automatically converted into 1,664 shares of the Company’s common stock based on the conversion price of $2.40, which was 60% of the IPO closing price of $4.00. As of September 30, 2024, no principal or interest was due on the notes.

As the officers received 666 additional shares based on the 40% discounted price, the fair value of those shares, $3, was recorded as a financing cost during the three and nine months ended September 30, 2024.

NOTE 4 – ADVANCES FROM RELATED PARTIES

During the year ended December 31, 2021, shareholders of the Company, and a company whose principal stockholder is also a stockholder of the Company, advanced the Company $14, which was all outstanding at December 31, 2021. The advances accrue no interest, are unsecured and are due on demand. As of December 31, 2021, $14 was owed on the advances. During the year ended December 31, 2022, the Company repaid $10 of the advances, and as of December 31, 2022 and 2023, a total of $4 was outstanding.